Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 27,051	$ 554,923	$ 490,425	$ 504,059
Other operating revenues	65	1,338	2,541	2,652
Total revenues	27,116	556,261	492,966	506,711
Cost of goods sold	16,698	342,548	303,313	315,230
Gross profit	10,418	213,713	189,653	191,481
Administrative expenses	1,327	27,219	22,988	19,930
Selling expenses	6,536	134,079	123,405	121,871
Other income	287	5,887	3,343	1,013
Other expenses	182	3,727	12,381	4,905
Interest expense	826	16,938	17,516	14,133
Interest income	71	1,464	2,100	3,168
Foreign exchange gain (loss), net	64	1,314	385	(2,467)
Monetary position gain, net	36	738	384	260
Market value (gain) loss on financial instruments	(2)	(38)	264	320
Income before income taxes and share in the profit of equity method accounted investees	2,007	41,191	19,311	32,296
Income taxes	696	14,278	14,819	10,476
Share in the profit (loss) of equity method accounted investees, net of tax	525	10,765	(736)	6,228
CONSOLIDATED NET INCOME	1,836	37,678	3,756	28,048
Controlling interest	1,388	28,495	(1,930)	20,699
Non-controlling interest	$ 448	$ 9,183	$ 5,686	$ 7,349
Series B shares
Basic earnings per share of continuing operations
Controlling interest basic earnings (loss) per share | (per share)	$ 0.07	$ 1.42	$ (0.10)	$ 1.03
Diluted earnings per share of continuing operations
Controlling interest diluted earnings (loss) per share | (per share)	0.07	1.42	(0.10)	1.03
Series D shares
Basic earnings per share of continuing operations
Controlling interest basic earnings (loss) per share | (per share)	0.09	1.78	(0.12)	1.29
Diluted earnings per share of continuing operations
Controlling interest diluted earnings (loss) per share | (per share)	$ 0.09	$ 1.78	$ (0.12)	$ 1.29